Share-Based Compensation - Summary of Option Plan and Escrowed Stock Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares, Outstanding, beginning of year	5,284,187	4,673,426
Shares, Granted	1,180,000	1,110,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(743,198)	(499,239)
Shares, Outstanding, end of year	5,720,989	5,284,187
Shares, Options exercisable, end of year	1,521,111	963,994
Weighted Average Per Share Exercise Price, Outstanding, beginning of year	$ 9.88	$ 9.07
Weighted Average Per Share Exercise Price, Granted	$ 20.99	$ 10.37
Weighted Average Per Share Exercise Price, Exercised	$ 6.47	$ 3.42
Weighted Average Per Share Exercise Price, Outstanding, end of year	$ 12.61	$ 9.88
Weighted Average Per Share Exercise Price, Options exercisable, end of year	$ 10.31	$ 9.49